3. Spin-Off (Tables)	6 Months Ended
Jun. 30, 2015
Business Combinations [Abstract]
Fair value of assets acquired and liabilities assumed
Assets acquired
Cash	$–
Total assets acquired	–
Liabilities assumed
Intercompany accounts payable, related party	1,025
Total fair value of assets and liabilities acquired	(1,025)